SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred tax assets	$ 6,798	$ 9,602
Deferred tax liabilities	(25,012)	(21,233)
Deferred tax (liability) Asset	$ (18,214)	$ (11,631)